Investment Strategy	Sep. 11, 2025
GraniteShares YieldBOOST ARM ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying Leveraged ETF:

(1)	T-REX 2X Long ARM Daily Target ETF (Cboe BZY Exchange: ARMU). Investors can access information about ARMU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-234544 and 811-23439. This information, derived from ARMU’s filings with the SEC, is essential for investors to understand ARMU’s operations, investment strategy, and financial prospects. The description of ARMU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	Leverage Shares 2X Long ARM ETF (NASDAQ: ARMG). Investors can access information about ARMG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-271700 and 811-23872. This information, derived from ARMG’s filings with the SEC, is essential for investors to understand ARMG’s operations, investment strategy, and financial prospects. The description of ARMG’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the semi-conductor industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with ARMU and ARMG, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ARMU and ARMG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of ARMU and ARMG.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ARMU AND ARMG, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

GraniteShares YieldBOOST ASML ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	Leverage Shares 2X Long ASML ETF (NASDAQ: ASMG). Investors can access information about ASMG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-271700 and 811-23872. This information, derived from ASMG’s filings with the SEC, is essential for investors to understand ASMG’s operations, investment strategy, and financial prospects. The description of ASMG’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the semi-conductor industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with ASMG none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ASMG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of ASMG.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ARMS, IT TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST AVGO ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	Direxion Daily AVGO Bull 2X Shares (NASDAQ: AVL). Investors can access information about AVL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from AVL’s filings with the SEC, is essential for investors to understand AVL’s operations, investment strategy, and financial prospects. The description of AVL’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	Defiance Daily Target 2X Long AVGO ETF (NASDAQ: AVGX). Investors can access information about AVGO, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from AVGX’s filings with the SEC, is essential for investors to understand AVGX’s operations, investment strategy, and financial prospects. The description of AVGX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the semi-conductor industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with AVL and AVGX none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AVL or AVGX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of AVL or AVGX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH AVL OR AVGX, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

GraniteShares YieldBOOST BRKB ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying KRKB ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 3: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	Direxion Daily BRKB Bull 2X Shares (NASDAQ: BRKU). Investors can access information about BRKU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from BRKU’s filings with the SEC, is essential for investors to understand BRKU’s operations, investment strategy, and financial prospects. The description of BRKU’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the financial services sector and the insurance industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with BRKU none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding BRKU is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of BRKU.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH BRKU, IT TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST QBTS ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	Tradr 2X Long QBTS Daily ETF (NASDAQ: QBTX). Investors can access information about QBTX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-191476and 811-22894. This information, derived from QBTX’s filings with the SEC, is essential for investors to understand QBTX’s operations, investment strategy, and financial prospects. The description of QBTX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the electronic data processing (EDP) industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with QBTX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding QBTX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of QBTX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH QBTX, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST HIMS ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-

Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-

Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long HIMS ETF (NASDAQ: HIMZ). Investors can access information about HIMZ, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from HIMZ’s filings with the SEC, is essential for investors to understand HIMZ’s operations, investment strategy, and financial prospects. The description of HIMZ’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the healthcare providers and services industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with HIMZ, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding HIMZ is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of HIMZ.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH HIMZ, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

GraniteShares YieldBOOST IONQ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF.

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-

Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-

Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the IONQ Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long IONQ ETF (NASDAQ: IONX). Investors can access information about IONX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from IONX’s filings with the SEC, is essential for investors to understand IONX’s operations, investment strategy, and financial prospects. The description of IONX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	GraniteShares 2x Long IONQ Daily ETF (NASDAQ: IONL). Investors can access information about IONL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from IONL’s filings with the SEC, is essential for investors to understand IONL’s operations, investment strategy, and financial prospects. The description of IONL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the electronic data processing (EDP) industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. IONL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of IONL’s publicly available documents. In connection with IONX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding IONX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of IONX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH IONX, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH IONL.

GraniteShares YieldBOOST LCID ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-

Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-

Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	GraniteShares 2x Long LCID Daily ETF (NASDAQ: LCDL). Investors can access information about LCDL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from LCLD’s filings with the SEC, is essential for investors to understand LCLD’s operations, investment strategy, and financial prospects. The description of LCDL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in automative industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. LCDL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of LCDL’s publicly available documents. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH LCDL.

GraniteShares YieldBOOST MARA ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-

Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-

Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 3: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	GraniteShares 2x Long MARA Daily ETF (NASDAQ: MRAL). Investors can access information about MRAL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from MRAL’s filings with the SEC, is essential for investors to understand MRAL’s operations, investment strategy, and financial prospects. The description of MRAL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the electronic data processing (EDP) industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. MRAL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of MRAL’s publicly available documents. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH MRAL.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin. No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions. Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

GraniteShares YieldBOOST MRVL ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying M RVL ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-

Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-

Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	GraniteShares 2X Long MRVL ETF (NASDAQ: MVLL). Investors can access information about MVLL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811 -23214. This information, derived from MVLL’s filings with the SEC, is essential for investors to understand MVLL’s operations, investment strategy, and financial prospects. The description of MVLL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the semi-conductor industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. MVLL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of MVLL’s publicly available documents. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH MVLL.

GraniteShares YieldBOOST MSTR ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

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Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

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Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	T-REX 2X Long MSTR Daily Target ETF (Cboe BZY Exchange: MSTU). Investors can access information about MSTU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-234544 and 811-23439. This information, derived from MSTU’s filings with the SEC, is essential for investors to understand MSTU’s operations, investment strategy, and financial prospects. The description of MSTU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	Defiance Daily Target 2X Long MSTR ETF (NASDAQ: MSTX). Investors can access information about MSTX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from MSTX’s filings with the SEC, is essential for investors to understand MSTX’s operations, investment strategy, and financial prospects. The description of MSTX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	GraniteShares 2x Long MSTR Daily ETF (NASDAQ: MSTP). Investors can access information about MSTP, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from MSTP’s filings with the SEC, is essential for investors to understand MSTP’s operations, investment strategy, and financial prospects. The description of MSTP’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer and information technology industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. MSTP is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of MSTP’s publicly available documents. In connection to MSTU and MSTX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MSTU and MSTX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of MSTU and MSTX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH MSTU AND MSTX, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH MSTP.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

GraniteShares YieldBOOST MU ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	Direxion Daily MU Bull 2X Shares (NASDAQ: MUU). Investors can access information about MUU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from MUU’s filings with the SEC, is essential for investors to understand MUU’s operations, investment strategy, and financial prospects. The description of MUU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	GraniteShares 2X Long MU ETF (NASDAQ: MULL). Investors can access information about MULL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811 -23214. This information, derived from MULL’s filings with the SEC, is essential for investors to understand MULL’s operations, investment strategy, and financial prospects. The description of MULL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the semi-conductor industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. MULL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of MULL’s publicly available documents. In connection with MUU none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MUU is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

 The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of MUU.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH MUU, IT TRUSTS, AND ITS SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH MULL.

GraniteShares YieldBOOST NFLX ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying NLFX ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	Direxion Daily NFLX Bull 2X Shares (NASDAQ: NFXL). Investors can access information about NFXL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from NFXL’s filings with the SEC, is essential for investors to understand NFXL’s operations, investment strategy, and financial prospects. The description of NFXL’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	T-REX 2X Long NFLX Daily Target ETF (Cboe BZY Exchange: NFLU). Investors can access information about NFLU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-234544 and 811-23439. This information, derived from NFLU’s filings with the SEC, is essential for investors to understand NFLU’s operations, investment strategy, and financial prospects. The description of NFLU’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the software and information technology and the entertainment industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with NFXL and NFLU, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NFXL and NFLU is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of NFXL and NFLU.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH NFXL AND NFLU, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

GraniteShares YieldBOOST PDD ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying PDDETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	KraneShares Daily PDD Bull 2X Shares (NASDAQ: KPDD). Investors can access information about KPDD, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-180870 and 811-22698. This information, derived from KPDD’s filings with the SEC, is essential for investors to understand KPDD’s operations, investment strategy, and financial prospects. The description of KPDD’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the business services industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with KPDD, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding KPDD is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of KPDD.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH KPDD, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

GraniteShares YieldBOOST PLTR ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	Direxion Daily PLTR Bull 2X Shares (NASDAQ: PLTU). Investors can access information about PLTU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from PLTU’s filings with the SEC, is essential for investors to understand PLTU’s operations, investment strategy, and financial prospects. The description of PLTU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	Leverage Shares 2x Long PLTR Daily ETF (NASDAQ: PLTG). Investors can access information about PLTG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-271700 and 811-23872. This information, derived from PLTG’s filings with the SEC, is essential for investors to understand PLTG’s operations, investment strategy, and financial prospects. The description of PLTG’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	GraniteShares 2x Long PLTR Daily ETF (NASDAQ: PTIR). Investors can access information about PTIR, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from PTIR’s filings with the SEC, is essential for investors to understand PTIR’s operations, investment strategy, and financial prospects. The description of PTIR’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer software industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. PTIR is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of PTIR’s publicly available documents. In connection to PLTU and PLTG, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding PLTU and PLTG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of PLTU and PLTG.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH MSTU AND MSTX, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH MSTP.

GraniteShares YieldBOOST RGTI ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long RGTI ETF (NYSE: RGTX). Investors can access information about RGTX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from RGTX’s filings with the SEC, is essential for investors to understand RGTX’s operations, investment strategy, and financial prospects. The description of RGTX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the electronic data processing (EDP) industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with RGTX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding RGTX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of RGTX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH RGTX, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST RIOT ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 3: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long RIOT ETF (NYSE: RIOX). Investors can access information about RIOX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from RIOX’s filings with the SEC, is essential for investors to understand RIOX’s operations, investment strategy, and financial prospects. The description of RIOX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the capital market services industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection with RIOX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding RIOX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of RIOX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH RIOT, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin. No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions. Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

GraniteShares YieldBOOST RIVN ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	GraniteShares 2x Long RIVN Daily ETF (NASDAQ: RVNL). Investors can access information about RVNL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from RVNL’s filings with the SEC, is essential for investors to understand RVNL’s operations, investment strategy, and financial prospects. The description of RVNL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in automative industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. RVNL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of RVNL’s publicly available documents. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH RVNL.

GraniteShares YieldBOOST HOOD ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-

The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,

-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying HODD ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 3: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long HOOD ETF (NASDAQ: HOOX). Investors can access information about HOOX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from HOOX’s filings with the SEC, is essential for investors to understand HOOX’s operations, investment strategy, and financial prospects. The description of HOOX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(1)	T-REX 2X Long HOOD Daily Target ETF (Cboe BZY Exchange: ROBN). Investors can access information about ROBN, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-234544 and 811-23439. This information, derived from ROBN’s filings with the SEC, is essential for investors to understand ROBN’s operations, investment strategy, and financial prospects. The description of ROBN’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	Leverage Shares 2x Long HOOD Daily ETF (NASDAQ: HOOG). Investors can access information about HOOG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-271700 and 811-23872. This information, derived from HOOG’s filings with the SEC, is essential for investors to understand HOOG’s operations, investment strategy, and financial prospects. The description of HOOG’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the investment banking and brokerage industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection to HOOX, ROBN and HOOG, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding HOOX, ROBN and HOOG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of HOOX, ROBN and HOOG.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH HOOX ROBN AND HOOG, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

GraniteShares YieldBOOST SMCI ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-

Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 3: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long SMCI ETF (NASDAQ: SMCX). Investors can access information about SMCX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from SMCX’s filings with the SEC, is essential for investors to understand SMCX’s operations, investment strategy, and financial prospects. The description of SMCX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	GraniteShares 2x Long SMCI Daily ETF (NASDAQ: SMCL). Investors can access information about SMCL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from SMCL’s filings with the SEC, is essential for investors to understand SMCL’s operations, investment strategy, and financial prospects. The description of SMCL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying SMCL ETF as market and liquidity develop.

Due to the Underlying SMCL ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer software industry.

This document relates only to the securities offered hereby and does not relate to the Underlying SMCL ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying SMCL ETF from publicly available documents. SMCL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of SMCL’s publicly available documents. In connection to SMCX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representations that such publicly available documents or any other publicly available information regarding SMCX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of SMCX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH MSTU AND MSTX, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH MSTP.

GraniteShares YieldBOOST SOFI ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-	Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long SOFI ETF (NASDAQ: SOFX). Investors can access information about SOFX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from SOFX’s filings with the SEC, is essential for investors to understand SOFX’s operations, investment strategy, and financial prospects. The description of SOFX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the consumer finance industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. In connection to SOFX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SOFX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of SOFX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH SOFX, ITS TRUSTS, AND ITS SERVICE PROVIDERS.

GraniteShares YieldBOOST TSM ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-

Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-	Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	Defiance Daily Target 2X Long TSM ETF (NASDAQ: TSMG). Investors can access information about TSMG, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-264478 and 811-23793. This information, derived from TSMG’s filings with the SEC, is essential for investors to understand TSMG’s operations, investment strategy, and financial prospects. The description of TSMG’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	Direxion Daily TSM Bull 2X Shares (NASDAQ: TSMX). Investors can access information about TSMX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from TSMX’s filings with the SEC, is essential for investors to understand TSMX’s operations, investment strategy, and financial prospects. The description of TSMX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	GraniteShares 2x Long TSM Daily ETF (NASDAQ: TSMU). Investors can access information about TSMU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from TSMU’s filings with the SEC, is essential for investors to understand TSMU’s operations, investment strategy, and financial prospects. The description of TSMU’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in semi-conductor industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. The Trust and the Adviser have been directly involved in the preparation of the disclosure of TSMU’s publicly available documents. In connection to TSMG or TSMX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding TSMG or TSMX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of TSMG or TSMX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH TSMG OR TSMX, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH TSMU.

GraniteShares YieldBOOST UBER ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-

Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-

Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 3: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(3)	GraniteShares 2x Long UBER Daily ETF (NASDAQ: UBRL). Investors can access information about UBRL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from UBRL’s filings with the SEC, is essential for investors to understand UBRL’s operations, investment strategy, and financial prospects. The description of UBRL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the business services industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. The Trust and the Adviser have been directly involved in the preparation of the disclosure of UBRL’s publicly available documents. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH UBRL.

GraniteShares YieldBOOST VRT ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying Leveraged ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying Leveraged ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying Leveraged ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Fund from selling options will be distributed at least partially before the maturity of the options. This allows the Fund to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Fund will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Fund is subject to the losses from the Underlying Leveraged ETF. In case a Put Spread Strategy (as defined under the section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts”) is implemented, the Fund may benefit from a limited downside protection against a negative price variation in the Underlying Leveraged ETF. Such protection will negatively affect the Fund’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide a lower protection but may have less negative impact on the Fund’s income level.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Leveraged ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

For more information, see section “The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US large cap equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties. The Fund may enter into such swap agreements to improve its operational efficiency.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay weekly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An Investment in the Fund is not an investment in the Underlying Leveraged ETF

-	The Fund’s strategy will cap its potential gain to the premium received from selling options on the Underlying Leveraged ETF,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Leveraged ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Fund does not invest directly in the Underlying Leveraged ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Leveraged ETF.

Additional information regarding the Underlying Leveraged ETF is set forth below.

The Fund’s Use of the Underlying Leveraged ETF Derivatives Contracts

-

Put Spread Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s protection against a potential decrease in the price of the Underlying Leveraged ETF only applies if it falls below the strike price of the option contract bought by the Fund. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Fund may vary in regard to their strike price from 0 to 15% above the then-current price of the Leveraged ETF. The put options contracts bought by the Fund will have a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates.

-

Put Write Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying Leveraged ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Fund will generally have 1- month or less expiration dates. The Adviser will primarily employ this put write strategy when it believes that the share price of its Underlying Leveraged ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying Leveraged ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying Leveraged ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying Leveraged ETFs’ share price.

Case 2: the Underlying Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying Leveraged ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying Leveraged ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying Leveraged ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying Leveraged ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying Leveraged ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying Leveraged ETF’s share price drops below $95.00	The Fund would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying Leveraged ETF’s share price.

In examples 1 and 2, if the Underlying Leveraged ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Leveraged ETF. The Fund will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Leveraged ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying Leveraged ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Leveraged ETF

The Underlying Leveraged ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying Leveraged ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying Leveraged ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying Leveraged ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying Leveraged ETF:

(1)	GraniteShares 2x Long VRT Daily ETF (NASDAQ: VRTL). Investors can access information about VRTL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from VRTL’s filings with the SEC, is essential for investors to understand VRTL’s operations, investment strategy, and financial prospects. The description of VRTL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying Leveraged ETF as market and liquidity develop.

Due to the Underlying Leveraged ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the industrial machinery industry.

This document relates only to the securities offered hereby and does not relate to the Underlying Leveraged ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying Leveraged ETF from publicly available documents. The Trust and the Adviser have been directly involved in the preparation of the disclosure of VRTL’s publicly available documents. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Leveraged ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Leveraged ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH VRTL.